Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TIAA-CREF Funds
Entity Central Index Key	0001084380
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000162552 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund
Class Name	Class I Shares
Trading Symbol	TCLHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.39%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 766,148,884
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$766,148,884

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079559 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund
Class Name	Premier Class Shares
Trading Symbol	TCTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.41%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[2]
Net Assets	$ 766,148,884
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$766,148,884

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000047972 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund
Class Name	Class R6 Shares
Trading Symbol	TCTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.26%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[3]
Net Assets	$ 766,148,884
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$766,148,884

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000014639 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.51%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[4]
Net Assets	$ 766,148,884
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$766,148,884

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162553 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund
Class Name	Class I Shares
Trading Symbol	TCNHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$22	0.43%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[5]
Net Assets	$ 1,089,220,952
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$1,089,220,952

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079560 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund
Class Name	Premier Class Shares
Trading Symbol	TCFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.43%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[6]
Net Assets	$ 1,089,220,952
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$1,089,220,952

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000047973 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund
Class Name	Class R6 Shares
Trading Symbol	TCNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.28%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[7]
Net Assets	$ 1,089,220,952
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$1,089,220,952

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000014640 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.53%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[8]
Net Assets	$ 1,089,220,952
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$1,089,220,952

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162554 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund
Class Name	Class I Shares
Trading Symbol	TCWHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.38%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[9]
Net Assets	$ 2,328,313,945
Holdings Count | Holding	21
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$2,328,313,945

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079561 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund
Class Name	Premier Class Shares
Trading Symbol	TCWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.43%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[10]
Net Assets	$ 2,328,313,945
Holdings Count | Holding	21
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$2,328,313,945

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000047974 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund
Class Name	Class R6 Shares
Trading Symbol	TCWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.28%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[11]
Net Assets	$ 2,328,313,945
Holdings Count | Holding	21
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$2,328,313,945

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000014641 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.53%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[12]
Net Assets	$ 2,328,313,945
Holdings Count | Holding	21
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$2,328,313,945

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162555 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund
Class Name	Class I Shares
Trading Symbol	TCQHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.39%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[13]
Net Assets	$ 3,745,940,060
Holdings Count | Holding	21
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$3,745,940,060

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079562 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund
Class Name	Premier Class Shares
Trading Symbol	TCQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$23	0.44%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[14]
Net Assets	$ 3,745,940,060
Holdings Count | Holding	21
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$3,745,940,060

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000047975 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund
Class Name	Class R6 Shares
Trading Symbol	TCYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$15	0.29%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[15]
Net Assets	$ 3,745,940,060
Holdings Count | Holding	21
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$3,745,940,060

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000014642 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$28	0.54%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[16]
Net Assets	$ 3,745,940,060
Holdings Count | Holding	21
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$3,745,940,060

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162556 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund
Class Name	Class I Shares
Trading Symbol	TCHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.39%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[17]
Net Assets	$ 4,664,330,896
Holdings Count | Holding	21
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$4,664,330,896

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079563 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund
Class Name	Premier Class Shares
Trading Symbol	TCHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.43%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[18]
Net Assets	$ 4,664,330,896
Holdings Count | Holding	21
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$4,664,330,896

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000047976 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund
Class Name	Class R6 Shares
Trading Symbol	TCRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.28%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[19]
Net Assets	$ 4,664,330,896
Holdings Count | Holding	21
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$4,664,330,896

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000014643 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.53%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[20]
Net Assets	$ 4,664,330,896
Holdings Count | Holding	21
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$4,664,330,896

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162557 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund
Class Name	Class I Shares
Trading Symbol	TCYHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.38%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[21]
Net Assets	$ 5,088,706,869
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$5,088,706,869

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079564 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund
Class Name	Premier Class Shares
Trading Symbol	TCYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.42%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[22]
Net Assets	$ 5,088,706,869
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$5,088,706,869

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000047977 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund
Class Name	Class R6 Shares
Trading Symbol	TCIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.27%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[23]
Net Assets	$ 5,088,706,869
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$5,088,706,869

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000014644 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.52%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[24]
Net Assets	$ 5,088,706,869
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$5,088,706,869

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162559 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund
Class Name	Class I Shares
Trading Symbol	TCZHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.37%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[25]
Net Assets	$ 6,209,776,488
Holdings Count | Holding	19
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$6,209,776,488

Total number of portfolio holdings	19

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079566 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund
Class Name	Premier Class Shares
Trading Symbol	TCZPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.41%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[26]
Net Assets	$ 6,209,776,488
Holdings Count | Holding	19
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$6,209,776,488

Total number of portfolio holdings	19

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000047978 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund
Class Name	Class R6 Shares
Trading Symbol	TCOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.26%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[27]
Net Assets	$ 6,209,776,488
Holdings Count | Holding	19
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$6,209,776,488

Total number of portfolio holdings	19

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000014647 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.51%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[28]
Net Assets	$ 6,209,776,488
Holdings Count | Holding	19
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$6,209,776,488

Total number of portfolio holdings	19

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000033271 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Managed Allocation Fund
Class Name	Retirement Class Shares
Trading Symbol	TITRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$13	0.25%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[29]
Net Assets	$ 908,723,317
Holdings Count | Holding	14
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$908,723,317

Total number of portfolio holdings	14

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000033273 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Managed Allocation Fund
Class Name	Class R6 Shares
Trading Symbol	TIMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$0	0.00%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[30]
Net Assets	$ 908,723,317
Holdings Count | Holding	14
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$908,723,317

Total number of portfolio holdings	14

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000033272 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Managed Allocation Fund
Class Name	Class A Shares
Trading Symbol	TIMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$13	0.25%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[31]
Net Assets	$ 908,723,317
Holdings Count | Holding	14
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$908,723,317

Total number of portfolio holdings	14

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162574 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund
Class Name	Class I Shares
Trading Symbol	TTFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.36%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[32]
Net Assets	$ 4,507,849,213
Holdings Count | Holding	19
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$4,507,849,213

Total number of portfolio holdings	19

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079575 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund
Class Name	Premier Class Shares
Trading Symbol	TTFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.41%

* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[33]
Net Assets	$ 4,507,849,213
Holdings Count | Holding	19
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$4,507,849,213

Total number of portfolio holdings	19

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000054991 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund
Class Name	Class R6 Shares
Trading Symbol	TTFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.26%

* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[34]
Net Assets	$ 4,507,849,213
Holdings Count | Holding	19
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$4,507,849,213

Total number of portfolio holdings	19

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000054992 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund
Class Name	Retirement Class Shares
Trading Symbol	TTFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.51%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[35]
Net Assets	$ 4,507,849,213
Holdings Count | Holding	19
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$ 4,507,849,213

Total number of portfolio holdings	19

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162575 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund
Class Name	Class I Shares
Trading Symbol	TFTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.35%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[36]
Net Assets	$ 3,606,022,377
Holdings Count | Holding	19
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$3,606,022,377

Total number of portfolio holdings	19

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079576 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund
Class Name	Premier Class Shares
Trading Symbol	TCLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.40%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[37]
Net Assets	$ 3,606,022,377
Holdings Count | Holding	19
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$3,606,022,377

Total number of portfolio holdings	19

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000054993 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund
Class Name	Class R6 Shares
Trading Symbol	TFTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.25%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[38]
Net Assets	$ 3,606,022,377
Holdings Count | Holding	19
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$3,606,022,377

Total number of portfolio holdings	19

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000054994 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.50%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[39]
Net Assets	$ 3,606,022,377
Holdings Count | Holding	19
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$3,606,022,377

Total number of portfolio holdings	19

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000054995 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Class A Shares
Trading Symbol	TLRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$27	0.53%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[40]
Net Assets	$ 414,552,094
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$414,552,094

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162576 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Class I Shares
Trading Symbol	TLRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.37%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[41]
Net Assets	$ 414,552,094
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$414,552,094

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079577 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Premier Class Shares
Trading Symbol	TPILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.43%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[42]
Net Assets	$ 414,552,094
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$414,552,094

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000054996 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Class R6 Shares
Trading Symbol	TLRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.28%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[43]
Net Assets	$ 414,552,094
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$414,552,094

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000054997 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Retirement Class Shares
Trading Symbol	TLIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.53%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[44]
Net Assets	$ 414,552,094
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$414,552,094

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162577 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund
Class Name	Class I Shares
Trading Symbol	TLTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[45]
Net Assets	$ 659,282,044
Holdings Count | Holding	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$659,282,044

Total number of portfolio holdings	7

Portfolio turnover (%)	8%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079518 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund
Class Name	Premier Class Shares
Trading Symbol	TLTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[46]
Net Assets	$ 659,282,044
Holdings Count | Holding	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$659,282,044

Total number of portfolio holdings	7

Portfolio turnover (%)	8%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079517 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund
Class Name	Class R6 Shares
Trading Symbol	TLTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[47]
Net Assets	$ 659,282,044
Holdings Count | Holding	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$659,282,044

Total number of portfolio holdings	7

Portfolio turnover (%)	8%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079519 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[48]
Net Assets	$ 659,282,044
Holdings Count | Holding	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$659,282,044

Total number of portfolio holdings	7

Portfolio turnover (%)	8%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162578 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund
Class Name	Class I Shares
Trading Symbol	TLIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.22%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[49]
Net Assets	$ 699,986,141
Holdings Count | Holding	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$699,986,141

Total number of portfolio holdings	7

Portfolio turnover (%)	8%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079521 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund
Class Name	Premier Class Shares
Trading Symbol	TLIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[50]
Net Assets	$ 699,986,141
Holdings Count | Holding	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$699,986,141

Total number of portfolio holdings	7

Portfolio turnover (%)	8%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079520 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund
Class Name	Class R6 Shares
Trading Symbol	TRILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[51]
Net Assets	$ 699,986,141
Holdings Count | Holding	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$699,986,141

Total number of portfolio holdings	7

Portfolio turnover (%)	8%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079522 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund
Class Name	Retirement Class Shares
Trading Symbol	TRCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[52]
Net Assets	$ 699,986,141
Holdings Count | Holding	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$699,986,141

Total number of portfolio holdings	7

Portfolio turnover (%)	8%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162580 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund
Class Name	Class I Shares
Trading Symbol	TLFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[53]
Net Assets	$ 1,059,378,422
Holdings Count | Holding	7
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$1,059,378,422

Total number of portfolio holdings	7

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079528 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund
Class Name	Premier Class Shares
Trading Symbol	TLFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[54]
Net Assets	$ 1,059,378,422
Holdings Count | Holding	7
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$1,059,378,422

Total number of portfolio holdings	7

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079527 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund
Class Name	Class R6 Shares
Trading Symbol	TLFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[55]
Net Assets	$ 1,059,378,422
Holdings Count | Holding	7
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$1,059,378,422

Total number of portfolio holdings	7

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079529 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[56]
Net Assets	$ 1,059,378,422
Holdings Count | Holding	7
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$1,059,378,422

Total number of portfolio holdings	7

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162581 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund
Class Name	Class I Shares
Trading Symbol	TLWHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[57]
Net Assets	$ 3,116,131,275
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$3,116,131,275

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079531 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund
Class Name	Premier Class Shares
Trading Symbol	TLWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[58]
Net Assets	$ 3,116,131,275
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$3,116,131,275

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079530 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund
Class Name	Class R6 Shares
Trading Symbol	TLWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[59]
Net Assets	$ 3,116,131,275
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$3,116,131,275

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079532 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[60]
Net Assets	$ 3,116,131,275
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$3,116,131,275

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162582 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund
Class Name	Class I Shares
Trading Symbol	TLQHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[61]
Net Assets	$ 6,195,788,979
Holdings Count | Holding	7
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$6,195,788,979

Total number of portfolio holdings	7

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079534 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund
Class Name	Premier Class Shares
Trading Symbol	TLVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[62]
Net Assets	$ 6,195,788,979
Holdings Count | Holding	7
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$6,195,788,979

Total number of portfolio holdings	7

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079533 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund
Class Name	Class R6 Shares
Trading Symbol	TLQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[63]
Net Assets	$ 6,195,788,979
Holdings Count | Holding	7
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$6,195,788,979

Total number of portfolio holdings	7

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079535 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[64]
Net Assets	$ 6,195,788,979
Holdings Count | Holding	7
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$6,195,788,979

Total number of portfolio holdings	7

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162583 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund
Class Name	Class I Shares
Trading Symbol	TLHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[65]
Net Assets	$ 8,707,274,361
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$8,707,274,361

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079537 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund
Class Name	Premier Class Shares
Trading Symbol	TLHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[66]
Net Assets	$ 8,707,274,361
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$8,707,274,361

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079536 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund
Class Name	Class R6 Shares
Trading Symbol	TLHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[67]
Net Assets	$ 8,707,274,361
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$8,707,274,361

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079538 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[68]
Net Assets	$ 8,707,274,361
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$8,707,274,361

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162584 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund
Class Name	Class I Shares
Trading Symbol	TLYHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[69]
Net Assets	$ 9,337,792,739
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$9,337,792,739

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079540 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund
Class Name	Premier Class Shares
Trading Symbol	TLYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[70]
Net Assets	$ 9,337,792,739
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$9,337,792,739

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079539 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund
Class Name	Class R6 Shares
Trading Symbol	TLYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[71]
Net Assets	$ 9,337,792,739
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$9,337,792,739

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079541 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[72]
Net Assets	$ 9,337,792,739
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$9,337,792,739

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162585 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund
Class Name	Class I Shares
Trading Symbol	TLZHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[73]
Net Assets	$ 9,868,514,463
Holdings Count | Holding	5
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$9,868,514,463

Total number of portfolio holdings	5

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079543 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund
Class Name	Premier Class Shares
Trading Symbol	TLPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[74]
Net Assets	$ 9,868,514,463
Holdings Count | Holding	5
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$9,868,514,463

Total number of portfolio holdings	5

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079542 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund
Class Name	Class R6 Shares
Trading Symbol	TLZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[75]
Net Assets	$ 9,868,514,463
Holdings Count | Holding	5
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$9,868,514,463

Total number of portfolio holdings	5

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079544 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[76]
Net Assets	$ 9,868,514,463
Holdings Count | Holding	5
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$9,868,514,463

Total number of portfolio holdings	5

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162586 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund
Class Name	Class I Shares
Trading Symbol	TLMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[77]
Net Assets	$ 8,381,989,469
Holdings Count | Holding	5
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$8,381,989,469

Total number of portfolio holdings	5

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079546 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund
Class Name	Premier Class Shares
Trading Symbol	TLMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[78]
Net Assets	$ 8,381,989,469
Holdings Count | Holding	5
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$8,381,989,469

Total number of portfolio holdings	5

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079545 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund
Class Name	Class R6 Shares
Trading Symbol	TLXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[79]
Net Assets	$ 8,381,989,469
Holdings Count | Holding	5
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$8,381,989,469

Total number of portfolio holdings	5

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079547 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[80]
Net Assets	$ 8,381,989,469
Holdings Count | Holding	5
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$8,381,989,469

Total number of portfolio holdings	5

Portfolio turnover (%)	4%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162587 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund
Class Name	Class I Shares
Trading Symbol	TLLHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[81]
Net Assets	$ 7,146,144,441
Holdings Count | Holding	5
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$7,146,144,441

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079549 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund
Class Name	Premier Class Shares
Trading Symbol	TLLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[82]
Net Assets	$ 7,146,144,441
Holdings Count | Holding	5
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$7,146,144,441

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079548 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund
Class Name	Class R6 Shares
Trading Symbol	TLLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[83]
Net Assets	$ 7,146,144,441
Holdings Count | Holding	5
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$7,146,144,441

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000079550 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[84]
Net Assets	$ 7,146,144,441
Holdings Count | Holding	5
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$7,146,144,441

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162590 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund
Class Name	Class I Shares
Trading Symbol	TTIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[85]
Net Assets	$ 4,387,961,025
Holdings Count | Holding	5
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$4,387,961,025

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000099415 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund
Class Name	Premier Class Shares
Trading Symbol	TTIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[86]
Net Assets	$ 4,387,961,025
Holdings Count | Holding	5
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$4,387,961,025

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000099414 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund
Class Name	Class R6 Shares
Trading Symbol	TTIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[87]
Net Assets	$ 4,387,961,025
Holdings Count | Holding	5
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$4,387,961,025

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000099413 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund
Class Name	Retirement Class Shares
Trading Symbol	TTIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[88]
Net Assets	$ 4,387,961,025
Holdings Count | Holding	5
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$4,387,961,025

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162591 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund
Class Name	Class I Shares
Trading Symbol	TTRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.35%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[89]
Net Assets	$ 1,872,520,143
Holdings Count | Holding	19
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$1,872,520,143

Total number of portfolio holdings	19

Portfolio turnover (%)	8%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000099418 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund
Class Name	Premier Class Shares
Trading Symbol	TTRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.40%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[90]
Net Assets	$ 1,872,520,143
Holdings Count | Holding	19
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$1,872,520,143

Total number of portfolio holdings	19

Portfolio turnover (%)	8%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000099417 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund
Class Name	Class R6 Shares
Trading Symbol	TTRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.25%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[91]
Net Assets	$ 1,872,520,143
Holdings Count | Holding	19
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$1,872,520,143

Total number of portfolio holdings	19

Portfolio turnover (%)	8%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000099416 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund
Class Name	Retirement Class Shares
Trading Symbol	TTRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.50%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[92]
Net Assets	$ 1,872,520,143
Holdings Count | Holding	19
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$1,872,520,143

Total number of portfolio holdings	19

Portfolio turnover (%)	8%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000107519 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Class A Shares
Trading Symbol	TSALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$20	0.38%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[93]
Net Assets	$ 262,545,091
Holdings Count | Holding	13
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$262,545,091

Total number of portfolio holdings	13

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162593 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Class I Shares
Trading Symbol	TSAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[94]
Net Assets	$ 262,545,091
Holdings Count | Holding	13
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$262,545,091

Total number of portfolio holdings	13

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000107517 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Class R6 Shares
Trading Symbol	TSAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[95]
Net Assets	$ 262,545,091
Holdings Count | Holding	13
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$262,545,091

Total number of portfolio holdings	13

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000107520 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Retirement Class Shares
Trading Symbol	TSARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[96]
Net Assets	$ 262,545,091
Holdings Count | Holding	13
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$262,545,091

Total number of portfolio holdings	13

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000107518 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Premier Class Shares
Trading Symbol	TSAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[97]
Net Assets	$ 262,545,091
Holdings Count | Holding	13
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$262,545,091

Total number of portfolio holdings	13

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000107523 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Class A Shares
Trading Symbol	TSCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$19	0.37%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[98]
Net Assets	$ 316,830,650
Holdings Count | Holding	16
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$316,830,650

Total number of portfolio holdings	16

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162594 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Class I Shares
Trading Symbol	TLSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.23%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[99]
Net Assets	$ 316,830,650
Holdings Count | Holding	16
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$316,830,650

Total number of portfolio holdings	16

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000107522 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Premier Class Shares
Trading Symbol	TLSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[100]
Net Assets	$ 316,830,650
Holdings Count | Holding	16
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$316,830,650

Total number of portfolio holdings	16

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000107521 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Class R6 Shares
Trading Symbol	TCSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[101]
Net Assets	$ 316,830,650
Holdings Count | Holding	16
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$316,830,650

Total number of portfolio holdings	16

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000107524 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Retirement Class Shares
Trading Symbol	TSCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[102]
Net Assets	$ 316,830,650
Holdings Count | Holding	16
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$316,830,650

Total number of portfolio holdings	16

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000107526 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Class A Shares
Trading Symbol	TSGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$19	0.37%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[103]
Net Assets	$ 319,007,357
Holdings Count | Holding	14
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$319,007,357

Total number of portfolio holdings	14

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162595 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Class I Shares
Trading Symbol	TSGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.22%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[104]
Net Assets	$ 319,007,357
Holdings Count | Holding	14
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$319,007,357

Total number of portfolio holdings	14

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000107525 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Premier Class Shares
Trading Symbol	TSGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[105]
Net Assets	$ 319,007,357
Holdings Count | Holding	14
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$319,007,357

Total number of portfolio holdings	14

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000107528 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Class R6 Shares
Trading Symbol	TSGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[106]
Net Assets	$ 319,007,357
Holdings Count | Holding	14
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$319,007,357

Total number of portfolio holdings	14

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000107527 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Retirement Class Shares
Trading Symbol	TSGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[107]
Net Assets	$ 319,007,357
Holdings Count | Holding	14
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$319,007,357

Total number of portfolio holdings	14

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000107531 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Class A Shares
Trading Symbol	TSILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$19	0.37%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[108]
Net Assets	$ 76,379,969
Holdings Count | Holding	15
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$76,379,969

Total number of portfolio holdings	15

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies.
C000162596 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Class I Shares
Trading Symbol	TSIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$8	0.15%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[109]
Net Assets	$ 76,379,969
Holdings Count | Holding	15
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$76,379,969

Total number of portfolio holdings	15

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies.
C000107530 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Premier Class Shares
Trading Symbol	TSIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[110]
Net Assets	$ 76,379,969
Holdings Count | Holding	15
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$76,379,969

Total number of portfolio holdings	15

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies.
C000107529 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Class R6 Shares
Trading Symbol	TSITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[111]
Net Assets	$ 76,379,969
Holdings Count | Holding	15
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$76,379,969

Total number of portfolio holdings	15

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies.
C000107532 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Retirement Class Shares
Trading Symbol	TLSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[112]
Net Assets	$ 76,379,969
Holdings Count | Holding	15
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$76,379,969

Total number of portfolio holdings	15

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies.
C000107535 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Class A Shares
Trading Symbol	TSMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$19	0.37%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[113]
Net Assets	$ 586,605,184
Holdings Count | Holding	14
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$586,605,184

Total number of portfolio holdings	14

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162597 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Class I Shares
Trading Symbol	TSMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.22%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[114]
Net Assets	$ 586,605,184
Holdings Count | Holding	14
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$586,605,184

Total number of portfolio holdings	14

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000107534 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Premier Class Shares
Trading Symbol	TSMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[115]
Net Assets	$ 586,605,184
Holdings Count | Holding	14
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$586,605,184

Total number of portfolio holdings	14

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000107533 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Class R6 Shares
Trading Symbol	TSIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[116]
Net Assets	$ 586,605,184
Holdings Count | Holding	14
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$586,605,184

Total number of portfolio holdings	14

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000107536 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Retirement Class Shares
Trading Symbol	TSMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[117]
Net Assets	$ 586,605,184
Holdings Count | Holding	14
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$586,605,184

Total number of portfolio holdings	14

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162601 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund
Class Name	Class I Shares
Trading Symbol	TLXHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.35%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[118]
Net Assets	$ 833,607,834
Holdings Count | Holding	19
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$833,607,834

Total number of portfolio holdings	19

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000145613 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund
Class Name	Premier Class Shares
Trading Symbol	TLXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.40%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[119]
Net Assets	$ 833,607,834
Holdings Count | Holding	19
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$833,607,834

Total number of portfolio holdings	19

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000145612 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund
Class Name	Class R6 Shares
Trading Symbol	TLXNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.25%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[120]
Net Assets	$ 833,607,834
Holdings Count | Holding	19
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$833,607,834

Total number of portfolio holdings	19

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000145614 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.50%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[121]
Net Assets	$ 833,607,834
Holdings Count | Holding	19
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$833,607,834

Total number of portfolio holdings	19

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000162602 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund
Class Name	Class I Shares
Trading Symbol	TVIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[122]
Net Assets	$ 2,492,080,837
Holdings Count | Holding	5
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$2,492,080,837

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000145617 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund
Class Name	Premier Class Shares
Trading Symbol	TVIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[123]
Net Assets	$ 2,492,080,837
Holdings Count | Holding	5
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$2,492,080,837

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000145616 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund
Class Name	Class R6 Shares
Trading Symbol	TVIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[124]
Net Assets	$ 2,492,080,837
Holdings Count | Holding	5
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$2,492,080,837

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000145615 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund
Class Name	Retirement Class Shares
Trading Symbol	TVITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[125]
Net Assets	$ 2,492,080,837
Holdings Count | Holding	5
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$2,492,080,837

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000221703 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund
Class Name	Class I Shares
Trading Symbol	TSFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.25%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[126]
Net Assets	$ 117,259,596
Holdings Count | Holding	19
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$117,259,596

Total number of portfolio holdings	19

Portfolio turnover (%)	20%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000221702 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund
Class Name	Premier Class Shares
Trading Symbol	TSFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$20	0.39%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[127]
Net Assets	$ 117,259,596
Holdings Count | Holding	19
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$117,259,596

Total number of portfolio holdings	19

Portfolio turnover (%)	20%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000221704 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund
Class Name	Class R6 Shares
Trading Symbol	TSFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.24%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%	[128]
Net Assets	$ 117,259,596
Holdings Count | Holding	19
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$117,259,596

Total number of portfolio holdings	19

Portfolio turnover (%)	20%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000221705 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund
Class Name	Retirement Class Shares
Trading Symbol	TSFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.49%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[129]
Net Assets	$ 117,259,596
Holdings Count | Holding	19
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$117,259,596

Total number of portfolio holdings	19

Portfolio turnover (%)	20%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000221708 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund
Class Name	Class I Shares
Trading Symbol	TFIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[130]
Net Assets	$ 465,433,363
Holdings Count | Holding	5
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$465,433,363

Total number of portfolio holdings	5

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000221706 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund
Class Name	Premier Class Shares
Trading Symbol	TFIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[131]
Net Assets	$ 465,433,363
Holdings Count | Holding	5
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$465,433,363

Total number of portfolio holdings	5

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000221709 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund
Class Name	Class R6 Shares
Trading Symbol	TFITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[132]
Net Assets	$ 465,433,363
Holdings Count | Holding	5
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$465,433,363

Total number of portfolio holdings	5

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000221707 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund
Class Name	Retirement Class Shares
Trading Symbol	TFIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[133]
Net Assets	$ 465,433,363
Holdings Count | Holding	5
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2024)

Fund net assets	$465,433,363

Total number of portfolio holdings	5

Portfolio turnover (%)	5%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.

[1]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[2]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[3]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[4]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[5]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[6]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[7]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[8]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[9]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[10]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[11]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[12]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[13]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[14]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[15]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[16]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[17]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[18]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[19]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[20]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[21]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[22]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[23]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[24]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[25]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[26]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[27]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[28]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[29]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[30]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[31]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[32]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[33]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[34]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[35]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[36]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[37]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[38]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[39]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[40]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[41]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[42]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[43]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[44]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[45]	Annualized for period less than one year.
[46]	Annualized for period less than one year.
[47]	Annualized for period less than one year.
[48]	Annualized for period less than one year.
[49]	Annualized for period less than one year.
[50]	Annualized for period less than one year.
[51]	Annualized for period less than one year.
[52]	Annualized for period less than one year.
[53]	Annualized for period less than one year.
[54]	Annualized for period less than one year.
[55]	Annualized for period less than one year.
[56]	Annualized for period less than one year.
[57]	Annualized for period less than one year.
[58]	Annualized for period less than one year.
[59]	Annualized for period less than one year.
[60]	Annualized for period less than one year.
[61]	Annualized for period less than one year.
[62]	Annualized for period less than one year.
[63]	Annualized for period less than one year.
[64]	Annualized for period less than one year.
[65]	Annualized for period less than one year.
[66]	Annualized for period less than one year.
[67]	Annualized for period less than one year.
[68]	Annualized for period less than one year.
[69]	Annualized for period less than one year.
[70]	Annualized for period less than one year.
[71]	Annualized for period less than one year.
[72]	Annualized for period less than one year.
[73]	Annualized for period less than one year.
[74]	Annualized for period less than one year.
[75]	Annualized for period less than one year.
[76]	Annualized for period less than one year.
[77]	Annualized for period less than one year.
[78]	Annualized for period less than one year.
[79]	Annualized for period less than one year.
[80]	Annualized for period less than one year.
[81]	Annualized for period less than one year.
[82]	Annualized for period less than one year.
[83]	Annualized for period less than one year.
[84]	Annualized for period less than one year.
[85]	Annualized for period less than one year.
[86]	Annualized for period less than one year.
[87]	Annualized for period less than one year.
[88]	Annualized for period less than one year.
[89]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[90]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[91]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[92]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[93]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[94]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[95]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[96]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[97]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[98]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[99]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[100]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[101]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[102]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[103]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[104]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[105]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[106]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[107]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[108]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[109]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[110]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[111]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[112]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[113]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[114]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[115]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[116]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[117]	These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.
[118]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[119]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[120]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[121]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[122]	Annualized for period less than one year.
[123]	Annualized for period less than one year.
[124]	Annualized for period less than one year.
[125]	Annualized for period less than one year.
[126]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[127]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[128]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[129]	These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.
[130]	Annualized for period less than one year.
[131]	Annualized for period less than one year.
[132]	Annualized for period less than one year.
[133]	Annualized for period less than one year.